                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number:                   811-4977

Exact name of registrant as specified in charter:     Voyageur Insured Funds

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              August 31

Date of reporting period:                             August 31, 2004

Item 1.  Reports to Stockholders

         The Registrant's shareholder reports are combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund of the Registrant, information on which is included in the following shareholder reports.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
             DELAWARE TAX-FREE ARIZONA INSURED FUND




[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                                     SEPTEMBER 10, 2004
  MANAGEMENT REVIEW


FUND MANAGERS
Andrew M. McCullagh
Senior Portfolio Manager

Joseph R. Baxter
Senior Portfolio Manager

Robert F. Collins
Senior Portfolio Manager

Q: HOW DID THE FIXED-INCOME MARKETS AND THE DELAWARE WESTERN STATES TAX-FREE FUNDS PERFORM DURING THE PAST YEAR?
A: For the 12-months ended August 31, 2004, the fixed-income markets produced positive returns as ongoing uncertainties surrounding the domestic economy, a "too-close-to-call" presidential campaign, and continued geo-political threats highlighted the period. Such uncertain times often result in a "flight-to-quality" as many investors seek the perceived safe-haven of fixed-income securities. Despite a late shift in Federal Reserve policy resulting in two short-term rate increases, bond prices generally rose across most fixed-income markets. The benchmark 10-year U.S. Treasury note, which began the period yielding around 4.50%, experienced some volatile price swings before ending the fiscal year with a yield of roughly 4.15%. An inverse relationship exists between bond prices and bond yields.

Despite lagging its fixed-income counterparts in prior fiscal years, the tax-free municipal bond market performed quite well for the 12-month period, benefiting from both the overall lower interest rate environment and economic recoveries within many states. The broad national average, as measured by the Lehman Brothers Municipal Bond Index, returned +7.11% during the fiscal year, while state-specific indexes produced similar results. Many states, including Arizona, California and Colorado, experienced improved tax rolls and upgrades among tax-free bond issues as their economies moved beyond the previous recessionary environments.

Q: WHAT DEVELOPMENTS IMPACTED YOUR INVESTMENT DECISIONS DURING THE 12-MONTH PERIOD?
A: First, as the state economies recovered, many lower-rated bonds that had been negatively impacted by the recent period of recession and ensuing modest economic recovery significantly appreciated in price. Early in the fiscal year, we were able to catch the wave of this rebound as certain lower-quality holdings in the Funds' portfolios contributed to solid return for the fiscal year.

As the 12-month period progressed, we took advantage of this "compression" of yields by upgrading the quality of securities within the Funds. In some cases, certain debt issues were upgraded by the credit rating services. In other cases, this strategy involved a rebalancing out of lower-quality bonds into higher-quality issues. As a result, we sought to reduce overall risk within the Funds without forgoing much upside yield potential.

Second, the Federal Reserve finally raised short-term interest rates, with the fed funds rate moving from 1.0% to 1.5%. Because of these anticipated moves to higher rates, we reduced the overall durations (and risks) of the Funds by shifting into less volatile shorter-term securities. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

Q: PLEASE DISCUSS THE PERFORMANCES AND UNDERLYING INVESTMENT STRATEGIES IN EACH OF THE FUNDS DURING THE FISCAL YEAR.
A: For the 12 months ended August 31, 2004, Delaware Tax-Free Arizona Fund appreciated +7.53% (Class A shares at net asset value with distributions reinvested), outperforming the +6.33% return of the Lipper Arizona Municipal Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source: Lipper Inc.).*

During the period, the state of Arizona reaped substantial benefit of strong revenue growth from both state sales taxes and personal income taxes. These increased receipts helped to remedy the serious budget issues that had plagued the state in recent years. Further, the overall employment rate dropped significantly during the 12-month period. The bond rating services took note of these economic developments, as both Moody's and Standard & Poor's changed their respective outlooks from "negative" to "stable" for the state.

Because the supply of tax-free debt is limited in Arizona, we used our stringent fundamental analysis and bottom-up security selection process to seek out bonds with the best relative value, regardless of sector. During the period, we generated a competitive dividend stream while upgrading the Fund's credit quality and shortening its duration. Duration, which is calculated in years, is a common measure of a bond's or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

At fiscal year-end, higher education-related bonds (including those issued for public universities, which dominate the holdings in your Fund and are typically of a higher credit quality) made up the largest sector allocation by net assets within your Fund. Also notable, the Maricopa County Industrial Development Authority multi-family housing revenue bonds that had been a drag on Fund performance in the past were partially liquidated from the portfolio. On the other hand, Winslow Memorial Hospital Revenue Bonds experienced internal management challenges that hindered expected revenues. While we pared down our exposure this year, the bonds negatively impacted the Fund's return and remain a candidate for upcoming sale.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE ARIZONA INSURED FUND appreciated +7.09% (Class A shares at net asset value with distributions reinvested). During the same timeframe, the Lipper Arizona Muni Debt Funds Average, which serves as the Fund's peer group, returned +6.33%. The Fund slightly underperformed its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, your Fund benefited significantly from economic strength experienced throughout the state. While our selection of bonds is largely limited to insured status, we were able to enhance Fund return by identifying selected higher yielding mid-investment-grade issues for up to 20 percent of the Fund's net assets. Despite its majority AAA-rated insured holdings, your Fund generated a competitive stream of dividends. However, because of our high-quality requirements and your Fund's insured profile, the dividend yield is not as high as many other tax-free funds and its performance does not rank in the top quartile.

At fiscal year-end, the main bond market sectors held within your Fund were hospitals and institutions of higher education, representing 12.3% and 10.3% of net assets, respectively. We avoided certain charter school issues because the Arizona legislature, in our opinion, does not embrace these public education entities as do the legislatures of other states.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA FUND returned +8.34% (Class A shares at net asset value with distributions reinvested). This performance surpassed the +7.04% return of the Lipper California Muni Debt Funds Average, the Fund's peer group, and the +7.11% return of the Lehman Brothers Municipal Bond Index, the Fund's benchmark (Source:
Lipper Inc.).*

During the fiscal year, a new governor was elected in California. Arnold Schwarzenegger is considered pro-business and has repeatedly spoken of his goals to create jobs and further improve an economy that generally expanded in line with the rest of the country during the 12-month period. The state has moved to overcome its significant budgetary issues, including the issuance of economic recovery bonds to improve the liquidity and strive for a balanced budget. In late August, Standard & Poor's upgraded its rating for the state from BBB+ to A, a move that should reap significant benefits for California's debt. Likewise, Moody's placed California's A3 rating on a "positive" track.

Still, we exercised caution, as we are not convinced that all of the state's financial problems have been solved, there still being structural imbalances in the State's forward budgets. Anticipating the rating moves and improving economic outlook, we invested in state general obligation bonds that performed well during the fiscal period.

Also benefiting from California's upward credit trend are the state appropriation supported tobacco settlement bonds. While we have avoided the stand-alone tobacco bonds, which have been highly volatile and are subject to litigation risk, our bonds are double barreled, with State appropriations backing up any shortfalls from the master settlement agreement.

One holding, San Diego County Museum Bonds, which are certificates of participation for the Natural History Museum, under-performed during the year as the museum suffered from lower than anticipated attendance. While we still owned this issue at year-end, its status remains under review and is a candidate for sale.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE CALIFORNIA INSURED FUND gained +7.85% (Class A shares at net asset value with distributions reinvested). The Fund outperformed its peer group, as measured by the Lipper California Insured Muni Debt Funds Average, which returned +6.50%, and its benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.).*

During the 12-month period, the state of California experienced an improved employment situation and increased receipts from sales taxes and personal income taxes. Likewise, the state's improved credit rating picture boded well for the issues held by your Fund. We invested in select higher-yielding, mid-investment-grade holdings to enhance Fund return, while avoiding some of the hardest hit issues, such as development projects in the Silicon Valley region. At fiscal year-end, multi-family housing issues represented the largest sector allocation within your Fund at 15.1% of net assets. On a negative note, San Diego School District general obligation bonds encountered some financial challenges that negatively impacted performance. During the year, the school district faced ongoing budgetary issues.


--------------------------------------------------------------------------------
For the 12 months ended August 31, 2004, DELAWARE TAX-FREE COLORADO FUND appreciated +7.04% (Class A shares at net asset value with distributions reinvested). The Fund's performance bested the +6.49% return of its peer group, the Lipper Colorado Municipal Debt Funds Average, and slightly trailed the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.).*

The Colorado economy continued to lag much of the country during the 12-month period as state employment and growth in personal income trailed national averages. Voter initiatives such as TABOR (Colorado's Taxpayer's Bill of Rights) and education funding also served to limit the state's financial flexibility. Despite such ongoing economic issues, Moody's revised the outlook for the state from "negative" to "stable." Political subdivisions and higher education bonds are the top two sectors represented in your fund.

Political subdivisions have been among the largest bond issuers in the state over the past few years and higher education bonds issued for public universities are typically of high credit quality. However, the Fund's return was affected by some challenges faced by one related issue, Colorado Education and Cultural Facility Authority Revenue Bonds. The beneficiary of this funding, The Renaissance School, experienced decreased enrollment following a move from charter to magnet school status.

* A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE ARIZONA INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Arizona Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004           Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 4/1/91)
Excluding Sales Charge             +6.54%      +5.95%       +5.85%      +7.09%
Including Sales Charge             +6.18%      +5.46%       +4.88%      +2.23%
--------------------------------------------------------------------------------
Class B (Est. 3/10/95)
Excluding Sales Charge             +5.30%                   +5.08%      +6.28%
Including Sales Charge             +5.30%                   +4.83%      +2.28%
--------------------------------------------------------------------------------
Class C (Est. 5/26/94)
Excluding Sales Charge             +5.16%      +5.14%       +5.09%      +6.27%
Including Sales Charge             +5.16%      +5.14%       +5.09%      +5.27%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Arizona Insured Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt Funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE ARIZONA INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current interest income exempt from federal income tax and the Arizona state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$142.44 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

67
--------------------------------------------------------------------------------
FUND START DATE:

April 1, 1991
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Andrew M. McCullagh, Jr.
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  VAZIX
Class B  DVABX
Class C  DVACX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

DELAWARE TAX-FREE ARIZONA INSURED FUND -- GROWTH OF $10,000 INVESTMENT CHART

                      DELAWARE TAX-FREE
                     ARIZONA INSURED FUND         LEHMAN BROTHERS
                        CLASS A SHARES          MUNICIPAL BOND INDEX
       31-AUG-94           $ 9,546                    $10,000
       31-AUG-95           $10,384                    $10,886
       31-AUG-96           $10,954                    $11,456
       31-AUG-97           $11,912                    $12,514
       31-AUG-98           $12,852                    $13,597
       31-AUG-99           $12,805                    $13,665
       31-AUG-00           $13,506                    $14,590
       31-AUG-01           $14,738                    $16,077
       31-AUG-02           $15,554                    $17,080
       31-AUG-03           $15,893                    $17,617
       31-AUG-04           $17,021                    $18,869


Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results. An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; end exchange fees; and (2) ongoing costs, including management fees; distribution, and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in the tables assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES (CONTINUED)

DELAWARE TAX-FREE ARIZONA INSURED FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00       $999.90         0.90%        $4.52
Class B                                                   1,000.00        996.10         1.65%         8.28
Class C                                                   1,000.00        996.10         1.65%         8.28
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.42         0.90%        $4.58
Class B                                                   1,000.00      1,016.60         1.65%         8.40
Class C                                                   1,000.00      1,016.60         1.65%         8.40
-------------------------------------------------------------------------------------------------------------

(1) Effective November 1, 2004, the Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:

                                                                                                    Expense
                                                         Beginning       Ending                   Paid During
                                                          Account        Account     Annualized     Period
                                                           Value          Value        Expense     3/1/04 to
                                                           3/1/04        8/31/04        Ratio       8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,000.40         0.80%        $4.02
Class B                                                   1,000.00        996.60         1.55%         7.78
Class C                                                   1,000.00        996.60         1.55%         7.78
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.93         0.80%        $4.07
Class B                                                   1,000.00      1,017.11         1.55%         7.89
Class C                                                   1,000.00      1,017.11         1.55%         7.89
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                         DELAWARE TAX-FREE ARIZONA INSURED FUND
                                          As of August 31, 2004

The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets, and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.67%
------------------------------------------------------------------------
Airport Revenue Bonds                                          10.28%
City General Obligation Bonds                                   0.72%
Convention Center/Auditorium/Hotel Revenue Bonds                2.33%
Dedicated Tax & Fees Revenue Bonds                              6.34%
Escrowed to Maturity Bonds                                      0.25%
Higher Education Revenue Bonds                                 10.31%
Hospital Revenue Bonds                                         12.30%
Multifamily Housing Revenue Bonds                               9.77%
Municipal Lease Revenue Bonds                                   8.20%
Political Subdivision General Obligation Bonds                  1.04%
Pre-Refunded Bonds                                              8.53%
Public Power Revenue Bonds                                      4.02%
Public Utility District Revenue Bonds                           3.60%
School District General Obligation Bonds                        3.05%
Single Family Housing Revenue Bonds                             0.18%
Territorial General Obligation Bonds                            1.04%
Territorial Revenue Bonds                                       5.74%
Transportation Revenue Bonds                                    4.11%
Water & Sewer Revenue Bonds                                     4.86%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          0.79%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               97.46%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 2.54%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS                           August 31, 2004

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS - 96.67%
Airport Revenue Bonds - 10.28%
  Phoenix Civic Improvement Corporation
    Airport Revenue Series B 5.25% 7/1/32
    (FGIC)(AMT)                                        $ 9,300,000   $ 9,508,970
  Tucson Airport Authority 5.35% 6/1/31
    (AMBAC)(AMT)                                         5,000,000     5,131,950
                                                                     -----------
                                                                      14,640,920
                                                                     -----------
City General Obligation Bonds - 0.72%
  DC Ranch Community Facilities
    5.00% 7/15/27 (AMBAC)                                1,000,000     1,025,450
                                                                     -----------
                                                                       1,025,450
                                                                     -----------
Convention Center/Auditorium/Hotel Revenue Bonds - 2.33%
  Arizona Tourism & Sports Authority
    Tax Revenue Multipurpose
    Stadium Facilities Series A
    5.00% 7/1/28 (MBIA)                                  2,500,000     2,556,275
    5.00% 7/1/31 (MBIA)                                    750,000       765,248
                                                                     -----------
                                                                       3,321,523
                                                                     -----------
Dedicated Tax & Fees Revenue Bonds - 6.34%
  Phoenix Industrial Development Authority
    Lease Revenue (Capitol Mall LLC II
    Project) 5.00% 9/15/28 (AMBAC)                       4,000,000     4,077,120
  Pinal County Certificates of Participation
     5.125% 6/1/21 (AMBAC)                               4,675,000     4,947,786
                                                                     -----------
                                                                       9,024,906
                                                                     -----------
Escrowed to Maturity Bonds - 0.25%
  Phoenix Street & Highway Revenue
    6.50% 7/1/09 (AMBAC)                                   350,000       352,041
                                                                     -----------
                                                                         352,041
                                                                     -----------
Higher Education Revenue Bonds - 10.31%
  Arizona State Board of Regents Certificates
    of Participation 5.125% 6/1/25 (AMBAC)               1,250,000     1,299,313
  Arizona State University Certificates of
    Participation 5.00% 9/1/30 (AMBAC)                   2,500,000     2,554,300
  Glendale Industrial Development Authority
    Educational Facilities (American
    Graduate School International)
    5.625% 7/1/20 (Connie Lee)                           1,000,000     1,066,500
    5.875% 7/1/15 (Connie Lee)                           2,500,000     2,668,225
  Mohave County Community College
    6.00% 3/1/20 (MBIA)                                  1,000,000     1,133,720
  South Campus Group Student Housing
    Revenue (Arizona State University South
    Campus Project) 5.625% 9/1/35 (MBIA)                 1,000,000     1,086,130
  Southern Arizona Capital Facilities Finance
    (University of Arizona Project)
    5.10% 9/1/33 (MBIA)                                  2,650,000     2,720,012
  University of Arizona
    Certificates of Participation
    5.125% 6/1/21 (AMBAC)                                1,000,000     1,058,350
    5.75% 6/1/19 (AMBAC)                                 1,000,000     1,114,940
                                                                     -----------
                                                                      14,701,490
                                                                     -----------
Hospital Revenue Bonds - 12.30%
  Maricopa County Industrial Development
    Authority (Catholic Healthcare West)
    Series A 5.50% 7/1/26                                1,000,000       998,660

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (CONTINUED)
Hospital Revenue Bonds (continued)
  Mesa Industrial Development Authority
    (Discovery Health Systems)
    Series A 5.625% 1/1/29 (MBIA)                      $ 9,250,000   $ 9,917,757
  Phoenix Industrial Development Authority
    Hospital Revenue (John C. Lincoln Health)
    Series B 5.75% 12/1/16 (Connie Lee)                  4,110,000     4,584,047
  University Medical Center Corporation
    Arizona Hospital Revenue 5.00% 7/1/33                1,000,000       985,660
  Yavapai County Industrial Development
    Authority (Yavapai Regional Medical
    Center) 5.25% 8/1/21 (RADIAN)                        1,000,000     1,047,810
                                                                     -----------
                                                                      17,533,934
                                                                     -----------
Multifamily Housing Revenue Bonds - 9.77%
  Maricopa County Industrial Development
    Authority Multifamily Housing Revenue
    (Sly-Mar Apartments Project)
    6.10% 4/20/36 (GNMA)(AMT)                            1,300,000     1,396,798
  Phoenix Industrial Development Authority
    Multifamily Housing Revenue
    (Capital Mews Apartments)
    5.70% 12/20/40 (GNMA)(AMT)                           2,000,000     2,089,460
  Phoenix Industrial Development Authority
    Multifamily Housing Revenue
    (Sunrise Vista Apartments)
    Series A 1.42% 6/1/31 (AMT)                          1,600,000     1,600,000
  Phoenix Industrial Development
    Authority Multifamily Housing Revenue
    (Ventana Palms Apartments)
    6.15% 10/1/29 (MBIA)                                   510,000       543,380
    6.20% 10/1/34 (MBIA)                                   940,000     1,003,694
  Pima County Industrial Development
    Authority Multifamily Housing Revenue
    (Columbus Village) Series A
    6.00% 10/20/31 (GNMA)                                1,150,000     1,160,856
    6.05% 10/20/41 (GNMA)                                1,520,000     1,534,318
  Yuma Industrial Development Authority
    Multifamily Revenue 6.10% 9/20/19
    (GNMA)(AMT)                                          2,340,000     2,583,992
  Yuma Industrial Development Authority
    Multifamily Revenue
    (Regency Apartments)
    Series A 5.50% 12/20/32 (GNMA)(FHA)                  2,000,000     2,003,860
                                                                     -----------
                                                                      13,916,358
                                                                     -----------
Municipal Lease Revenue Bonds - 8.20%
  Arizona School Facilities Board
    Certificates of Participation
    Series A 5.00% 9/1/18 (FGIC)                         1,000,000     1,082,190
  Maricopa County Industrial Development
    Authority Correctional Facilities
    (Phoenix West Prison)
    5.375% 7/1/22 (ACA)                                    250,000       256,160
  Phoenix Industrial Development Authority
    Lease Revenue (Capitol Mall LLC Project)
    5.50% 9/15/27 (AMBAC)                                5,000,000     5,366,600
  Salt River Project Arizona Agricultural
    Improvement & Power District
    Certificates of Participation
    5.00% 12/1/18 (MBIA)                                 2,500,000     2,682,550

STATEMENTS                                DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (CONTINUED)
Municipal Lease Revenue Bonds - 8.20%
  University of Arizona Certificates of
    Participation Series B
    5.00% 6/1/31 (AMBAC)                               $ 2,250,000   $ 2,292,143
                                                                     -----------
                                                                      11,679,643
                                                                     -----------
Political Subdivision General Obligation Bonds - 1.04%
  Phoenix Variable Purpose
    Series B 5.00% 7/1/27                                1,435,000     1,474,204
                                                                     -----------
                                                                       1,474,204
                                                                     -----------
*Pre-Refunded Bonds - 8.53%
  Maricopa County School District #3
    (Tempe Elementary) Series E
    5.70% 7/1/16-09 (FGIC)                               1,025,000     1,174,681
  Oro Valley Common Trust Funds Partnership
    5.75% 7/1/17-06 (MBIA)                               1,000,000     1,082,560
  Puerto Rico Commonwealth Public
    Improvement 5.125% 7/1/30-11 (FSA)                     770,000       867,089
  Puerto Rico Commonwealth Public
    Improvement Series A
    5.00% 7/1/27-12                                      1,000,000     1,119,760
    5.125% 7/1/31-11                                     1,205,000     1,354,577
  Puerto Rico Public Buildings Authority
    Series D 5.25% 7/1/27-12                               730,000       828,331
    Surprise Municipal Property Excise Tax
    Revenue 5.70% 7/1/20-09 (FGIC)                       5,000,000     5,730,150
                                                                     -----------
                                                                      12,157,148
                                                                     -----------
Public Power Revenue Bonds - 4.02%
  Energy Management Services
    (Arizona State University - Main Campus)
    5.25% 7/1/17 (MBIA)                                  1,500,000     1,655,490
  Salt River Project Arizona Agricultural
    Improvement & Power District Electric
    System Revenue (Salt River Project)
    Series A 5.00% 1/1/31                                2,000,000     2,038,780
    Series B 5.00% 1/1/31 (MBIA)                         2,000,000     2,038,780
                                                                     -----------
                                                                       5,733,050
                                                                     -----------
Public Utility District Revenue Bonds - 3.60%
  Maricopa County Pollution Control
    (Palo Verde Project) Series A
    5.05% 5/1/29 (AMBAC)                                 5,000,000     5,122,700
                                                                     -----------
                                                                       5,122,700
                                                                     -----------
School District General Obligation Bonds - 3.05%
  Cochise County Unified School
    District #68 7.50% 7/1/10 (FGIC)                     1,000,000     1,238,810
  Maricopa County School District #14
    (Creighton School Improvement Project
    of 1990) Series C 6.50% 7/1/08 (FGIC)                1,000,000     1,148,660
  Maricopa County School
    District #38 (Madison Elementary)
    5.00% 7/1/14 (FSA)                                   1,750,000     1,951,303
                                                                     -----------
                                                                       4,338,773
                                                                     -----------
Single Family Housing Revenue Bonds - 0.18%
  Pima County Industrial Development
    Authority Single Family Housing
    Revenue 6.10% 5/1/31 (GNMA)(AMT)                       240,000       250,980
                                                                     -----------
                                                                         250,980
                                                                     -----------

                                                        Principal      Market
                                                         Amount        Value
MUNICIPAL BONDS (CONTINUED)
Territorial General Obligation Bonds - 1.04%
  Puerto Rico Commonwealth Refunding
    Public Improvements Series A
    5.50% 7/1/19                                     $  1,300,000   $  1,481,220
                                                                    ------------
                                                                       1,481,220
                                                                    ------------
Territorial Revenue Bonds - 5.74%
  Puerto Rico Commonwealth Public
    Improvement (Unrefunded Balance)
    5.125% 7/1/30 (FSA)                                   480,000        496,282
  Puerto Rico Commonwealth Public
    Improvement Series A 5.125% 7/1/31                  2,370,000      2,410,124
  Puerto Rico Electric Power Authority
    Power Revenue
    Series NN 5.00% 7/1/32 (MBIA)                       1,750,000      1,799,595
    Series OO 5.00% 7/1/13 (CIFG)                       1,500,000      1,669,020
  Puerto Rico Public Buildings Authority
    Revenue (Unrefunded Balance)
    5.25% 7/1/27                                          270,000        279,315
  Puerto Rico Public Buildings Authority
    Revenue Series I 5.25% 7/1/33                         500,000        517,440
  Virgin Islands Public Finance Authority
    5.00% 10/1/31 (ACA)                                 1,000,000      1,000,350
                                                                    ------------
                                                                       8,172,126
                                                                    ------------
Transportation Revenue Bonds - 4.11%
  Arizona State Transportation Board
    Highway Revenue Series A
    5.00% 7/1/21                                        2,500,000      2,650,925
    5.00% 7/1/23                                        1,000,000      1,048,640
  Arizona State Transportation Board
    Highway Revenue Series B
    5.25% 7/1/21                                        1,000,000      1,076,680
    5.25% 7/1/22                                        1,000,000      1,071,140
                                                                    ------------
                                                                       5,847,385
                                                                    ------------
Water & Sewer Revenue Bonds - 4.86%
  Glendale Water & Sewer Revenue
    5.00% 7/1/28 (AMBAC)                                2,000,000      2,045,020
  Phoenix Civic Improvement Corporation
    Wastewater Systems Revenue Junior Lien
    5.00% 7/1/24 (FGIC)                                 1,000,000      1,029,960
    5.00% 7/1/26 (FGIC)                                 3,750,000      3,848,738
                                                                    ------------
                                                                       6,923,718
                                                                    ------------
TOTAL MUNICIPAL BONDS (COST $130,495,311)                            137,697,569
                                                                    ------------

                                                         Number
                                                        of Shares
SHORT-TERM INVESTMENTS - 0.79%
  Federated Arizona Municipal Cash Trust                1,126,773      1,126,773
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $1,126,773)                                                    1,126,773
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 97.46%
(COST $131,622,084)                                                  138,824,342
RECEIVABLES AND OTHER ASSETS
NET OF LIABILITIES - 2.54%                                             3,617,330
                                                                    ------------
NET ASSETS APPLICABLE TO 12,481,893
SHARES OUTSTANDING - 100.00%                                        $142,441,672
                                                                    ============

STATEMENTS                                DELAWARE TAX-FREE ARIZONA INSURED FUND
  OF NET ASSETS (CONTINUED)

Net Asset Value - Delaware Tax-Free Arizona Insured Fund
  Class A ($122,436,469 / 10,730,590 Shares)                              $11.41
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona Insured Fund
  Class B ($13,354,490 / 1,169,592 Shares)                                $11.42
                                                                          ------
Net Asset Value - Delaware Tax-Free Arizona Insured Fund
  Class C ($6,650,713 / 581,711 Shares)                                   $11.43
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                                $134,970,175
Undistributed net investment income                                        7,314
Accumulated net realized gain on investments                             261,925
Net unrealized appreciation of investments                             7,202,258
                                                                    ------------
Total net assets                                                    $142,441,672
                                                                    ============

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE ARIZONA INSURED FUND
Net asset value Class A (A)                                               $11.41
Sales charge (4.50% of offering price,
  or 4.73% of amount invested per share) (B)                                0.54
                                                                          ------
Offering price                                                            $11.95
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                                            YEAR ENDED AUGUST 31, 2004
  OF OPERATIONS

                                                                     Delaware
                                                                Tax-Free Arizona
                                                                  Insured Fund
INVESTMENT INCOME:
  Interest                                                          $ 7,512,395
                                                                    -----------

EXPENSES:
  Management fees                                                       746,015
  Distribution expenses -- Class A                                      319,858
  Distribution expenses -- Class B                                      140,754
  Distribution expenses -- Class C                                       74,821
  Dividend disbursing and transfer agent fees and expenses               82,939
  Accounting and administration expenses                                 55,837
  Registration fees                                                      15,900
  Reports and statements to shareholders                                 15,675
  Legal and professional fees                                            31,496
  Custodian fees                                                          9,018
  Trustees' fees                                                          8,403
  Other                                                                   9,702
                                                                    -----------
                                                                      1,510,418
  Less expenses absorbed or waived                                           --
  Less expenses paid indirectly                                          (1,418)
                                                                    -----------
  Total expenses                                                      1,509,000
                                                                    -----------
NET INVESTMENT INCOME                                                 6,003,395
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                               336,166
  Net change in unrealized appreciation/depreciation of investments   3,703,965
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       4,040,131
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $10,043,526
                                                                    ===========

See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS

                                                                                                  Delaware Tax-Free
                                                                                                Arizona Insured Fund

                                                                                                      Year Ended
                                                                                               8/31/04          8/31/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                     $  6,003,395      $  6,864,597
  Net realized gain (loss) on investments                                                        336,166           754,322
  Net change in unrealized appreciation/depreciation of investments                            3,703,965        (4,291,338)
                                                                                            ------------      ------------
  Net increase (decrease) in net assets resulting from operations                             10,043,526         3,327,581
                                                                                            ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                   (5,277,055)       (5,989,214)
    Class B                                                                                     (474,572)         (534,860)
    Class C                                                                                     (251,768)         (340,523)

  Net realized gain on investments:
    Class A                                                                                     (670,678)       (1,396,185)
    Class B                                                                                      (74,157)         (143,720)
    Class C                                                                                      (40,949)          (91,428)
                                                                                            ------------      ------------
                                                                                              (6,789,179)       (8,495,930)
                                                                                            ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                    8,836,672        13,366,725
    Class B                                                                                    1,082,105         3,326,803
    Class C                                                                                    1,206,593         3,929,559

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                    3,027,025         3,663,972
    Class B                                                                                      294,483           380,126
    Class C                                                                                      230,858           334,202
                                                                                            ------------      ------------
                                                                                               4,677,736        25,001,387
                                                                                            ------------      ------------
  Cost of shares repurchased:
    Class A                                                                                  (21,886,157)      (24,391,768)
    Class B                                                                                   (3,007,102)       (2,246,828)
    Class C                                                                                   (3,490,073)       (3,517,552)
                                                                                            ------------      ------------
                                                                                             (28,383,332)      (30,156,148)
                                                                                            ------------      ------------
Decrease in net assets derived from capital share transactions                               (13,705,596)       (5,154,761)
                                                                                            ------------      ------------
NET DECREASE IN NET ASSETS                                                                   (10,451,249)      (10,323,110)

NET ASSETS:
  Beginning of year                                                                          152,892,921       163,216,031
                                                                                            ------------      ------------
  End of year(1)                                                                            $142,441,672      $152,892,921
                                                                                            ============      ============

(1) Including undistributed (distributions in excess of) net investment income              $      7,314      $      7,314
                                                                                            ============      ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Arizona Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.160     $11.530      $11.500     $11.040      $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.469       0.502        0.510       0.521        0.525
Net realized and unrealized gain (loss) on investments          0.308      (0.253)       0.100       0.460        0.050
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.777       0.249        0.610       0.981        0.575
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.469)     (0.502)      (0.510)     (0.521)      (0.525)
Net realized gain on investments                               (0.058)     (0.117)      (0.070)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.527)     (0.619)      (0.580)     (0.521)      (0.525)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.410     $11.160      $11.530     $11.500      $11.040
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 7.09%       2.17%        5.54%       9.12%        5.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $122,436    $129,683     $141,424    $141,298     $142,018
Ratio of expenses to average net assets                         0.90%       0.86%        0.90%       0.95%        0.95%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.90%       0.91%        0.90%       0.97%        0.98%
Ratio of net investment income to average net assets            4.14%       4.37%        4.50%       4.65%        4.88%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.14%       4.32%        4.50%       4.63%        4.85%
Portfolio turnover                                                19%         29%          46%         45%          50%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Arizona Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.170     $11.540      $11.500     $11.040      $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.384       0.416        0.426       0.437        0.444
Net realized and unrealized gain (loss) on investments          0.308      (0.253)       0.110       0.460        0.050
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.692       0.163        0.536       0.897        0.494
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.384)     (0.416)      (0.426)     (0.437)      (0.444)
Net realized gain on investments                               (0.058)     (0.117)      (0.070)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.442)     (0.533)      (0.496)     (0.437)      (0.444)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.420     $11.170      $11.540     $11.500      $11.040
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 6.28%       1.41%        4.83%       8.31%        4.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $13,355     $14,666      $13,678      $8,864       $6,630
Ratio of expenses to average net assets                         1.65%       1.61%        1.65%       1.70%        1.70%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.65%       1.66%        1.65%       1.72%        1.73%
Ratio of net investment income to average net assets            3.39%       3.62%        3.75%       3.90%        4.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.39%       3.57%        3.75%       3.88%        4.10%
Portfolio turnover                                                19%         29%          46%         45%          50%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Arizona Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Year Ended
                                                              8/31/04     8/31/03      8/31/02(2)  8/31/01      8/31/00
NET ASSET VALUE, BEGINNING OF PERIOD                          $11.180     $11.550      $11.520     $11.040      $10.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.384       0.415        0.426       0.438        0.444
Net realized and unrealized gain (loss) on investments          0.308      (0.253)       0.100       0.480        0.050
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.692       0.162        0.526       0.918        0.494
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.384)     (0.415)      (0.426)     (0.438)      (0.444)
Net realized gain on investments                               (0.058)     (0.117)      (0.070)         --           --
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.442)     (0.532)      (0.496)     (0.438)      (0.444)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.430     $11.180      $11.550     $11.520      $11.040
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(1)                                                 6.27%       1.40%        4.73%       8.50%        4.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,651      $8,544       $8,115      $3,230       $1,322
Ratio of expenses to average net assets                         1.65%       1.61%        1.65%       1.70%        1.70%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.65%       1.66%        1.65%       1.72%        1.73%
Ratio of net investment income to average net assets            3.39%       3.62%        3.75%       3.90%        4.13%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.39%       3.57%        3.75%       3.88%        4.10%
Portfolio turnover                                                19%         29%          46%         45%          50%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities. This change in accounting had no impact for the year ended August 31, 2002. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

See accompanying notes

NOTES                                                            AUGUST 31, 2004
  TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Investment Trust (the "Trust") is organized as a Massachusetts statutory trust and offers five series: Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund. Voyageur Mutual Funds II (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund (each a "Fund" and, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund and Delaware Tax-Free Colorado Fund is to seek as high a level of current income exempt from federal income tax and personal income tax in their respective states, as is consistent with preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of each Fund on the basis of "settled shares" of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amount of these expenses for the year ended August 31, 2004 were as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------

  Commission reimbursements                                  $1,232
  Earnings credits                                              186

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------

On the first $500 million                                    0.500%
On the next $500 million                                     0.475%
On the next $1.5 billion                                     0.450%
In excess of $2.5 billion                                    0.425%

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburses each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses do not exceed specified percentages of average daily net assets, as shown below.

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------
Operating expense limitation as a percentage
  of average daily net assets (per annum)                     0.70%

Expiration date                                            10/31/04

Effective November 1, 2004, operating
  expense limitation as a percentage of
  average daily net assets (per annum)                        0.55%

Expiration date                                             3/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

At August 31, 2004, each Fund had liabilities payable to affiliates as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------
Investment management fee payable
  to (receivable from) DMC                                  $15,075
Dividend disbursing, transfer agent fees,
  accounting and administration fees
  and other expenses payable to DSC                          10,499
Other expenses payable to DMC and affiliates*                 2,742

*DMC, as a part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including in-house legal services provided to the Funds by DMC employees. For the year ended August 31, 2004, Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Delaware Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund had costs of $1,744, $13,646, $3,664, $1,867, and $20,562, respectively.

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------
                                                            $23,312

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trusts. These officers and/or trustees are paid no compensation by the Funds.

3. INVESTMENTS

For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------
  Purchases other than short-term investments             $27,275,899
  Sales other than short-term investments                  44,540,460

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENTS (CONTINUED)
At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------

  Cost of investments                                      $131,622,084
                                                           ------------
  Aggregate unrealized appreciation                        $  7,410,864
  Aggregate unrealized depreciation                            (208,606)
                                                           ------------
  Net unrealized appreciation                              $  7,202,258
                                                           ============

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                                           Delaware Tax-Free
                                                         Arizona Insured Fund
                                                           2004         2003
                                                       ----------------------

  Tax-exempt income                                    $6,003,395  $6,864,597
  Ordinary income                                         203,220          --
  Long-term capital gain                                  582,564   1,631,333
                                                       ----------  ----------
  Total                                                $6,789,179  $8,495,930
                                                       ==========  ==========

As of August 31, 2004, the components of net assets on a tax basis was as follows:

                                                            Delaware
                                                        Tax-Free Arizona
                                                          Insured Fund
                                                        ----------------

  Shares of beneficial interest                           $134,970,175
  Undistributed ordinary income                                     --
  Undistributed tax-exempt income                                7,314
  Undistributed long-term capital gains                        261,925
  Post-October losses                                               --
  Capital loss carryforwards                                        --
  Unrealized appreciation of investments                     7,202,258
                                                          ------------
  Net assets                                              $142,441,672
                                                          ============

Post-October losses represent losses realized on investment transactions from November 1, 2003, through August 31, 2004 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                           Delaware Tax-Free
                                                          Arizona Insured Fund
                                                          --------------------
                                                               Year Ended
                                                          8/31/04      8/31/03
Shares sold:
  Class A                                                   778,110   1,161,855
  Class B                                                    95,417     289,628
  Class C                                                   105,384     340,061

Shares issued upon reinvestments
  of dividends and distributions:
  Class A                                                   266,257     321,230
  Class B                                                    25,870      33,321
  Class C                                                    20,248      29,256
                                                         ----------  ----------
                                                          1,291,286   2,175,351
                                                         ----------  ----------
Shares repurchased:
  Class A                                                (1,933,973) (2,129,562)
  Class B                                                  (264,924)   (195,453)
  Class C                                                  (308,011)   (307,819)
                                                         ----------  ----------
                                                         (2,506,908) (2,632,834)
                                                         ----------  ----------
Net decrease                                             (1,215,622)   (457,483)
                                                         ==========  ==========

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES (CONTINUED)
For the years ended August 31, 2004 and 2003, the following shares and value were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the prior page and the Statements of Changes in Net Assets.

                                                          Year Ended                            Year Ended
                                                           8/31/04                                8/31/03
                                               ---------------------------------      --------------------------------
                                               Class B     Class A                    Class B     Class A
                                               shares      shares        Amount       shares      shares       Amount
Delaware Tax-Free Arizona Insured Fund         45,338      45,373       $516,109      43,904      43,915      $512,431

6. LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004, or at any time during the fiscal year.

7. CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                           (A)                    (B)               (C)
                                                         Long Term              Ordinary            Tax-
                                                        Capital Gains            Income             Exempt              Total
                                                        Distributions         Distributions      Distribution      Distributions
                                                         (Tax Basis)           (Tax Basis)        (Tax Basis)       (Tax Basis)
                                                        -------------         -------------      ------------      -------------
Delaware Tax-Free Arizona Insured Fund                       9%                    3%                 88%              100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
 OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Voyageur Mutual Funds - Delaware Tax-Free Arizona Fund
  and Delaware Tax-Free California Fund
Voyageur Insured Funds - Delaware Tax-Free Arizona
  Insured Fund
Voyageur Investment Trust - Delaware Tax-Free California
  Insured Fund
Voyageur Mutual Funds II - Delaware Tax-Free Colorado Fund

We have audited the accompanying statements of net assets of Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund (two of the series constituting Voyageur Mutual Funds), Delaware Tax-Free Arizona Insured Fund (one of the series constituting Voyageur Insured Funds), Delaware Tax-Free California Insured Fund (one of the series constituting Voyageur Investment Trust) and Voyageur Mutual Funds II (comprised of Delaware Tax-Free Colorado Fund) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund of Voyageur Mutual Funds, the Delaware Tax-Free Arizona Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free California Insured Fund of Voyageur Investment Trust, and the Delaware Tax-Free Colorado Fund of Voyageur Mutual Funds II at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                             Ernst & Young LLP

Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77             None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94             None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77           Director -
 2005 Market Street                                                    Franklin & Marshall College               Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                       Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94             None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF              OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND     DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN         HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING         BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS          OR OFFICER           OR OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                        Chairperson - Andy
      19103                                                                                                      Warhol Foundation

                                                                                                                    Director -
                                                                                                                   Systemax Inc.
   November 1, 1940


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                      CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
     December 19, 1949                           August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF       Senior Vice President     8 Years          Mr. Bishof has served in           94            None(5)
   2005 Market Street          and Treasurer                        various executive capacities
    Philadelphia, PA                                                    at different times at
       19103                                                            Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund, but may be used with a prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund, Tax-Free California Insured Fund, and Delaware Tax-Free Colorado Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8919)                                                        Printed in the USA
AR-WEST [8/04] IVES 10/04                                                  J9813

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)





FIXED INCOME

ANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
              DELAWARE TAX-FREE MINNESOTA INSURED FUND











[LOGO]
POWERED BY RESEARCH.(SM)

PORTFOLIO                                DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  MANAGEMENT REVIEW                      September 10, 2004


FUND MANAGERS

Patrick P. Coyne
Managing Director/Head of Equity Investments

Joseph R. Baxter
Senior Vice President/Senior Portfolio Manager

Robert F. Collins
Vice President/Senior Portfolio Manager

Q: WHAT KIND OF ENVIRONMENT WAS IT FOR THE MUNICIPAL MARKETS DURING THE PAST 12 MONTHS?
A: In all, the environment for municipal bonds was surprisingly favorable considering volatile market conditions and generally negative fixed-income investor sentiment at the start of the fiscal period. In September 2003, market data indicated a rapidly strengthening economy and accelerating corporate earnings. These results prompted investor fears of rising inflation and Federal Reserve interest rate hikes. Unemployment levels trended higher than expected, however, suggesting the growing economy was not yet operating at its full potential. This enabled the Fed to maintain short-term interest rates at historically low levels throughout the period.

It was not until spring 2004, when a substantial increase in hiring activity became evident, that concern about rising rates returned. The expectation for interest rate hikes weighed on the bond markets, as did continued worries about terrorism, rising oil prices, and weakness in the U.S. dollar. The Fed eventually raised short-term rates twice during the period, first in late June and then again in August. During the final three months of the period, however, job growth trailed off unexpectedly, surprising investors who had expected faster economic growth. Against this backdrop, tax-free bonds, which had lost ground in the prior few months, made up some of their recent losses.

For the 12-month period, yields on shorter-maturity bonds rose in line with expectations for higher short-term interest rates. By contrast, yields on longer-term bonds fell, while their prices rose accordingly (bond yields and prices move in opposite directions). The difference in yield between two-year and 30-year AAA-rated municipal bonds went from 3.6% to 2.9% during the 12 months, reflecting the better relative results of longer bonds.

Strong performance from lower-rated bonds was a second evident trend for the fiscal year. As states' revenue collections have increased, their credit outlook has improved as well. Investors have become increasingly willing to invest in lower-rated investment-grade and non-rated securities to obtain a higher degree of income.

For the first eight months of 2004, national municipal issuance was down about nine percent nationwide when compared to the same period in 2003 (Source: The Bond Buyer). This decline in new supply reflected the improved financial position of states and municipalities. Greater tax collections limited the need to rely on the debt markets for funds to support needed projects. Higher interest rates also made it relatively less attractive to refinance outstanding bonds.

Q: WHAT ECONOMIC AND MUNICIPAL ENVIRONMENT DID YOU ENCOUNTER SPECIFICALLY IN MINNESOTA?
A: In the first eight months of 2004, new supply of Minnesota tax-free bonds fell by 4% compared to the previous year --slightly below the 9% national decline (Source: The Bond Buyer). As in the rest of the country, the fall-off in issuance can partly be attributed to the state's improving economic fortunes. During the first nine months of Minnesota's 2004 fiscal year, the state saw a 3.6% year-over-year rise in its revenue collections. Also, the state's unemployment rate stood at just 4.4% as of July 2004, well below the national rate of 5.5% (Source: Fiscal Studies Program, June 2004). Minnesota's improved financial position led to a number of credit-quality upgrades in the state, further supporting the performance of its lower-rated bonds.

Q: HOW DID THE FOUR FUNDS PERFORM DURING THEIR FISCAL YEAR, AND WHAT MANAGEMENT STRATEGIES DID YOU PURSUE FOR EACH?
A: Delaware Tax-Free Minnesota Fund appreciated +7.72%
(Class A shares at net asset value with distributions reinvested) for the fiscal year, outpacing both its peer group, as measured by the +6.42% return of the Lipper Minnesota Municipal Debt Funds Average, and its performance benchmark, the Lehman Brothers Municipal Bond Index, which returned +7.11% (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

In part, we attribute the Fund's outperformance to strong security selection. To choose investments for the portfolio, we use a bottom-up approach, meaning we evaluate securities one-by-one and select those we believe offer the best combination of reward potential and risk. We do not, by contrast, invest according to our expectations for how interest rates may behave and, consequently, influence municipal yields.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

For this bottom-up approach, we rely on the experience of our research staff to help us identify securities that exhibit stable or improving credit trends. Our confidence in the group allowed us to invest in selected lower-rated investment-grade bonds that, in our opinion, offered attractive value. Such an approach helped the Fund's results during an environment in which lower-rated bonds were among the market's best performers.

Although trading activity in the portfolio was only moderate during the past 12 months, we established several significant new positions, especially in the healthcare sector. For example, we purchased healthcare bonds issued by the Benedictine Health System for the Duluth Economic Development Authority. Although our existing bonds from this issuer were due to be called in full, our trading staff was able to arrange a tender for these bonds and then sell our existing holdings and negotiate a favorable purchase arrangement for the new replacement securities. A second noteworthy purchase was of bonds issued by Park Nicollet Health Services which performed well for the Fund as did the healthcare sector.

Another strategy we employed was to keep a portion of the Fund's assets in securities with very short maturities. We wished to keep liquid assets on hand to take advantage of suitably structured tax-free investment opportunities whenever they became available. We also increased our exposure to municipal bonds with lower- and mid-investment-grade credit ratings. Finally, we modestly reduced the Fund's interest-rate sensitivity by selling some of our longest-duration holdings, thereby moderating volatility.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

The total return of DELAWARE TAX-FREE MINNESOTA INSURED FUND was +7.20% (Class A shares at net asset value with distributions reinvested) for the fiscal year, surpassing the Lipper Minnesota Municipal Debt Funds Average, which returned +6.42%. The Fund also outperformed the +7.11% return of its benchmark Lehman Brothers Municipal Bond Index (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

The Fund's outperformance can partly be attributed to a commitment to the healthcare sector. Hospital bonds generally have been strong performers in recent years. Many issuers have improved their financial positions and strengthened their balance sheets, adding to investors' confidence in the sector. Among the healthcare bonds added to the portfolio which helped performance were those issued by Benedictine Health System for Duluth Economic Development Authority, Park Nicollet Health Services, and Fairview Health Services.

Also adding to returns was an approximately 20 percent stake in bonds with credit ratings below AAA. This included a 10 percent position in A-rated investments that we believed offered solid credit quality and added to the Fund's income stream. In an environment in which lower-rated securities generally outperformed their higher-quality counterparts, taking advantage of our ability to invest a portion of the portfolio in non-insured bonds helped performance relative to other insured municipal bond funds.

Our management strategy continued to focus on bottom-up security selection and finding securities that offered our shareholders an attractive income stream. In our opinion, focusing on bonds' income potential minimizes volatility and contributes greatly to total return.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND gained +6.73% (Class A shares at net asset value with distributions reinvested) for the 12 months ended August 31, 2004. This result bettered that of the Fund's peer group, the Lipper Other States Intermediate Municipal Debt Funds Average, which returned +4.81%, as well as its benchmark, the Lehman Brothers Five-Year Municipal Bond Index, which returned +4.49% (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

We attributed the Fund's significant outperformance to several factors. First, we continued to choose investments based on our assessment of their income potential. Our focus on bonds' income stream -- as opposed to using a "top-down" approach, choosing investments based on expectations for future moves in interest rates -- helped the Fund during a time of tremendous volatility in the municipal bond market. Second, the Fund's duration declined modestly during the period, benefiting performance when rates rose. Duration is a common measure of a bond's or bond fund's sensitivity to interest rate changes. Third, we added to the portfolio's exposure to tax-free bonds with lower- and mid-investment-grade credit ratings, many of which performed well as municipal investors became less risk averse during the 12-month period. Finally, we also maintained positions in very short-term securities to have liquid assets on hand to take advantage of opportunities as they became available.

Some opportunities identified were in the healthcare sector, one of the market's strongest-performing areas during the past 12 months. New bonds added included those issued by Benedictine Health System for the Duluth Economic Development Authority and by Park Nicollet Health Services. We also modestly increased our stake in selected Puerto Rico bonds, as bonds issued by U.S. territories generally are tax-exempt in all 50 states.

On the negative side, the Fund's allocation to Puerto Rico bonds detracted from results. During the past 12 months, Puerto Rico was one of the top-performing municipal markets in the United States. Maintaining an underweighted position in these securities hurt performance, especially during the summer of 2004 when Puerto Rico bonds did especially well.

Finally, we looked to reduce the Fund's longest-duration positions as a means to moderate performance volatility caused by rising interest rates.

For the 12 months ended August 31, 2004, DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND gained +8.65% (Class A shares at net asset value with distributions reinvested), thereby outperforming the +6.42% return of its peer group, the Lipper Minnesota Municipal Debt Funds Average, and the +7.11% return of its benchmark, the Lehman Brothers Municipal Bond Index (Source: Lipper Inc.). The Fund's dividend payments during the past 12 months were exempt from federal and Minnesota state taxes.*

In part, the Fund's outperformance can be attributed to our focus on bonds with strong income streams. As always, we continued to select bonds on a bottom-up basis, meaning we conducted thorough research and bought those investments we believed offered the best ratio of reward potential to risk. Our focus on yield led us to establish large positions in sectors such as multi-family housing, continuing care retirement communities, and hospitals. All three tend to generate large amounts of income, helping to offset volatility from interest rate swings. Our emphasis on income generation reduced performance volatility as interest rates fluctuated.

The Fund also benefited from the especially strong performance environment for lower-rated bonds. As the economy has improved, state and local municipal issuers have become financially stronger -- enabling investors to invest more confidently in issuers with weaker credit ratings. As high-yield bonds have gained in value, however, their yields have fallen, making it more difficult to identify attractive new investment opportunities. At those times, we occasionally found ourselves unable to identify suitable lower- and non-rated bonds with desirable structural characteristics, limiting total return potential during the period. Accordingly, we held on to those securities that continued to meet our investment criteria. We also periodically bought higher-rated bonds while awaiting future opportunities that we believed would be in our shareholders' best interests.

*A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

High-yielding, non-investment-grade bonds ("junk bonds") involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities.

DELAWARE
  TAX-FREE MINNESOTA INSURED FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Minnesota Insured Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE
Average Annual Total Returns
Through August 31, 2004            Lifetime    10 Years    Five Years   One Year
--------------------------------------------------------------------------------
Class A (Est. 5/1/87)
Excluding Sales Charge              +6.59%      +5.76%       +5.77%      +7.20%
Including Sales Charge              +6.30%      +5.27%       +4.79%      +2.34%
--------------------------------------------------------------------------------
Class B (Est. 3/7/95)
Excluding Sales Charge              +5.17%                   +4.99%      +6.41%
Including Sales Charge              +5.17%                   +4.74%      +2.41%
--------------------------------------------------------------------------------
Class C (Est. 5/4/94)
Excluding Sales Charge              +4.93%      +4.97%       +5.00%      +6.39%
Including Sales Charge              +4.93%      +4.97%       +5.00%      +5.39%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and have an annual distribution and service fee of up to 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for all classes of Delaware Tax-Free Minnesota Insured Fund through August 31, 2004. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

A portion of the income from tax-exempt funds may be subject to the alternative minimum tax.

DELAWARE
  TAX-FREE MINNESOTA INSURED FUND

FUND BASICS
As of August 31, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks as high a level of current income exempt from federal income tax and from Minnesota state personal income tax as is consistent with preservation of capital.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$253.36 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

80
--------------------------------------------------------------------------------
FUND START DATE:

May 1, 1987
--------------------------------------------------------------------------------
YOUR FUND MANAGERS:

Patrick P. Coyne
Joseph R. Baxter
Robert F. Collins
--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  MNINX
Class B  DVMBX
Class C  DVMCX
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
August 31, 1994 through August 31, 2004

DELAWARE TAX-FREE MINNESOTA FUND GROWTH OF $10,000 INVESTMENT CHART



                                                LEHMAN BROTHERS
                      DELAWARE TAX-FREE         MUNICIPAL BOND
                       MINNESOTA FUND                INDEX
    8/31/1994              $ 9,550                  $10,000
    8/31/1995              $10,217                  $10,886
    8/31/1996              $10,778                  $11,457
    8/31/1997              $11,773                  $12,516
    8/31/1998              $12,805                  $13,598
    8/31/1999              $12,667                  $13,673
    8/31/2000              $13,224                  $14,593
    8/31/2001              $14,417                  $16,083
    8/31/2002              $15,217                  $17,078
    8/31/2003              $15,793                  $17,614
    8/31/2004              $16,930                  $18,866


Chart assumes $10,000 invested on August 31, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of fund shares.

DISCLOSURE                       FOR THE PERIOD MARCH 1, 2004 TO AUGUST 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table below assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

DELAWARE TAX-FREE MINNESOTA INSURED FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                   Expenses
                                                         Beginning       Ending      Annualized   Paid During
                                                          Account        Account       Expense      Period
                                                           Value          Value         Ratio      3/1/04 to
                                                           3/1/04        8/31/04                    8/31/04
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                  $1,000.00     $1,002.60         0.86%        $4.33
Class B                                                   1,000.00        998.80         1.61%         8.09
Class C                                                   1,000.00        997.90         1.61%         8.09
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                  $1,000.00     $1,020.62         0.86%        $4.38
Class B                                                   1,000.00      1,016.80         1.61%         8.20
Class C                                                   1,000.00      1,016.80         1.61%         8.20
-------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                          AS OF AUGUST 31, 2004
  DELAWARE TAX-FREE MINNESOTA INSURED FUND

The following chart list the Fund's categories of portfolio holdings as a percent of total net assets, and are provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
MUNICIPAL BONDS                                                96.86%
------------------------------------------------------------------------
Airport Revenue Bonds                                           3.59%
Corporate-Backed Revenue Bonds                                  0.69%
Escrowed to Maturity Bonds                                     16.60%
Higher Education Revenue Bonds                                  3.84%
Hospital Revenue Bonds                                         19.47%
Miscellaneous Revenue Bonds                                     0.82%
Multi Family Housing Revenue Bonds                              6.72%
Municipal Lease Revenue Bonds                                   4.91%
Political Subdivision General Obligation Bonds                  1.25%
Pre-Refunded Bonds                                              7.48%
Public Power Revenue Bonds                                      9.45%
School District General Obligation Bonds                       18.18%
Single Family Housing Revenue Bonds                             0.38%
State General Obligation Bonds                                  2.30%
Territorial Revenue Bonds                                       1.18%
------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                          2.07%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.93%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.07%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS                         AUGUST 31, 2004

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS - 96.86%
Airport Revenue Bonds - 3.59%
  Minneapolis/St. Paul Metropolitan
    Airports Commission Revenue
    Series A 5.125% 1/1/25 (FGIC)                      $   100,000   $   103,286
    Series C 5.125% 1/1/20 (FGIC)                        2,000,000     2,144,220
    Series C 5.25% 1/1/32 (FGIC)                         6,595,000     6,847,984
                                                                     -----------
                                                                       9,095,490
                                                                     -----------
Corporate-Backed Revenue Bonds - 0.69%
  Sartell Environmental Improvement Revenue
    (International Paper) Series A
    5.20% 6/1/27                                         1,800,000     1,753,020
                                                                     -----------
                                                                       1,753,020
                                                                     -----------
Escrowed to Maturity Bonds - 16.60%
  Dakota/Washington Counties Housing &
    Redevelopment Authority Anoka Single
    Family Residential Mortgage Revenue
    8.45% 9/1/19 (GNMA) (AMT)                            9,000,000    13,024,350
  Dakota/Washington Counties
    Housing & Redevelopment Authority
    Bloomington Single Family Residential
    Mortgage Revenue
    8.15% 9/1/16 (GNMA) (MBIA) (AMT)                       405,000       564,943
    8.375% 9/1/21 (GNMA)(FHA)(AMT)                      14,115,000    20,812,567
  Southern Minnesota Municipal Power
    Agency Supply Revenue Series A
    5.75% 1/1/18                                         3,790,000     3,905,216
    5.75% 1/1/18 (AMBAC)                                   670,000       690,368
  Western Minnesota Municipal Power
    Agency Supply Revenue Series A
    6.60% 1/1/10                                         2,000,000     2,253,320
    9.75% 1/1/16 (MBIA)                                    530,000       810,322
                                                                     -----------
                                                                      42,061,086
                                                                     -----------
Higher Education Revenue Bonds - 3.84%
  Minnesota State Colleges & Universities
    Revenue Series A 5.00% 10/1/22 (FSA)                 5,135,000     5,379,837
  Minnesota State Higher Education Facilities
    Authority Revenue (St. Catherine College)
    Series 5-N1 5.00% 10/1/18                            2,200,000     2,286,614
  St. Cloud Housing & Redevelopment
    Authority Revenue
    (State University Foundation Project)
    5.00% 5/1/23                                         2,000,000     2,071,320
                                                                     -----------
                                                                       9,737,771
                                                                     -----------
Hospital Revenue Bonds - 19.47%
  Duluth Economic Development Authority
    Health Care Facilities
    (Benedictine Health System)
    5.25% 2/15/28                                        8,500,000     8,546,325
  Minneapolis Health Care Revenue
    Series A
    (Allina Health Systems)
    5.75% 11/15/32                                       7,800,000     8,122,530
    (Fairview Health Services)
    5.625% 5/15/32                                       5,400,000     5,623,722

                                                         Principal      Market
                                                          Amount        Value
MUNICIPAL BONDS (CONTINUED)
Hospital Revenue Bonds (continued)
  Minneapolis/St. Paul Housing &
    Redevelopment Authority Health
    Care Systems Revenue
    (Children's Health Care) Series A
    5.50% 8/15/25 (FSA)                                $ 2,250,000   $ 2,351,160
    (Healthpartners Obligation
    Group Project)
    5.625% 12/1/22                                         650,000       665,516
    5.875% 12/1/29                                       1,000,000     1,023,530
    (Healthspan Health System) Series A
    5.00% 11/15/13 (AMBAC)                               6,490,000     6,637,193
  Minnesota Agricultural & Economic
    Development Health Care System
    (Fairview Hospital) Series 97A
    5.75% 11/15/26 (MBIA)                               10,250,000    11,178,138
  St. Louis Park Health Care
    Facilities Revenue
    (Park Nicollet Health Services) Series B
    5.50% 7/1/25                                         2,000,000     2,070,500
  St. Paul Housing & Redevelopment
    Authority Hospital Revenue
    (St. Paul/Ramsey Medical Center Project)
    5.50% 5/15/13 (AMBAC)                                1,000,000     1,013,150
  Willmar (Rice Memorial Hospital Project)
    5.00% 2/1/22 (FSA)                                   1,000,000     1,055,100
    5.00% 2/1/25 (FSA)                                   1,000,000     1,041,430
                                                                     -----------
                                                                      49,328,294
                                                                     -----------
Miscellaneous Revenue Bonds - 0.82%
  Minneapolis Community Development
    Agency Supported Development
    Revenue Series G-3 5.45% 12/1/31                     2,000,000     2,070,240
                                                                     -----------
                                                                       2,070,240
                                                                     -----------
Multi Family Housing Revenue Bonds - 6.72%
  Chaska Waters Edge Multifamily Revenue
    Series A 7.30% 1/20/30 (GNMA)                        3,257,000     3,441,607
  Eagan Multifamily Revenue
    (Woodridge Apartments)
    5.90% 8/1/20 (GNMA)                                  1,000,000     1,054,970
  Hopkins Multifamily Revenue
    (Auburn Apartments Project) Series A
    8.05% 6/20/31 (GNMA)                                 3,790,000     4,052,268
  Minneapolis Multifamily Housing Revenue
    (Bottineau Commons Project)
    5.45% 4/20/43 (GNMA) (AMT)                           1,500,000     1,540,680
    (Seward Towers Project)
    5.00% 5/20/36 (GNMA)                                 4,000,000     4,072,199
  Minneapolis/St. Paul Housing Finance
    Board Revenue (Trinity Apartments)
    Series A 8.125% 12/1/14
    (GNMA) (FHA) (AMT)                                      10,000        10,006
  Minnesota State Housing Finance
    Agency Rental Housing Revenue
    Series C-2 5.95% 2/1/15 (AMBAC)                      1,692,000     1,736,652
  White Bear Lake Multifamily Revenue
    (Lake Square) Series A
    5.875% 2/1/15 (FHA)                                  1,055,000     1,108,879
                                                                     -----------
                                                                      17,017,261
                                                                     -----------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS (CONTINUED)


                                                         Principal      Market
                                                          Amount        Value
 MUNICIPAL BONDS (CONTINUED)
 Municipal Lease Revenue Bonds - 4.91%
  Hopkins Housing & Redevelopment
   Authority Public Works and Fire Station
   Series A 5.00% 2/1/23 (MBIA)                        $ 1,210,000  $ 1,262,732
 Minneapolis Special School District #001
   Series A
   5.00% 2/1/18 (FSA)                                    1,545,000    1,650,925
   5.00% 2/1/19 (FSA)                                    1,535,000    1,632,119
   5.00% 2/1/20 (FSA)                                    1,690,000    1,788,037
 St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.125% 12/1/27                                        2,000,000    2,073,960
   5.25% 12/1/27                                         3,840,000    4,034,496
                                                                    -----------
                                                                     12,442,269
                                                                    -----------
 Political Subdivision General Obligation Bonds - 1.25%
  Dakota County Community Agency
   Governmental Housing Development
   5.00% 1/1/21                                          1,275,000    1,344,500
 Western Lake Superior Sanitation
   District Series A
   6.00% 10/1/08 (MBIA) (AMT)                              400,000      416,856
   6.10% 10/1/09 (MBIA) (AMT)                              425,000      443,738
   6.20% 10/1/10 (MBIA) (AMT)                              450,000      470,318
   6.20% 10/1/11 (MBIA) (AMT)                              475,000      495,401
                                                                    -----------
                                                                      3,170,813
                                                                    -----------
*Pre-Refunded Bonds - 7.48%
 Duluth Economic Development Authority
   Health Care Facilities Revenue
   (Duluth Clinic)
   6.30% 11/1/22-04 (AMBAC)                              1,060,000    1,068,851
 North St. Paul Maplewood Independent
   School District #622 Series A
   7.10% 2/1/19-05 (MBIA)                                5,935,000    6,076,075
   7.10% 2/1/25-05 (FSA)                                11,525,000   11,798,949
                                                                    -----------
                                                                     18,943,875
                                                                    -----------
Public Power Revenue Bonds - 9.45%
 +Northern Minnesota Municipal Power
   Agency Electric System Revenue,
   Inverse Floater ROLs
   Series II-R-32 9.036% 1/1/13 (FSA)                    4,585,000    5,631,205
   Shakopee Public Utilities Commission
   Public Utilities Revenue
   5.125% 2/1/26 (MBIA)                                  1,850,000    1,891,903
 +Southern Minnesota Municipal Power
   Agency Supply System Revenue,
   Inverse Floater ROLs Series II-R-189-B
   5.32% 1/1/16 (AMBAC)                                  5,000,000    5,684,600
 Southern Minnesota Municipal Power
   Agency Supply System Revenue
   Series A
   5.00% 1/1/12 (AMBAC)                                  1,000,000    1,114,360
   5.00% 1/1/13 (MBIA)                                   1,000,000    1,112,530
   5.25% 1/1/15 (AMBAC)                                  1,500,000    1,704,285
   5.25% 1/1/16 (AMBAC)                                  5,000,000    5,684,550

                                                         Principal      Market
                                                          Amount        Value
 MUNICIPAL BONDS (CONTINUED)
 Public Power Revenue Bonds (continued)
  Western Minnesota Municipal Power
   Agency Supply System Series B
   5.00% 1/1/15 (MBIA)                                  $ 1,000,000  $ 1,110,290
                                                                     -----------
                                                                      23,933,723
                                                                     -----------
 School District General Obligation Bonds - 18.18%
  Big Lake Independent School District #727
   Series A
   5.00% 2/1/17 (FSA)                                     1,040,000    1,116,606
   5.00% 2/1/20 (FSA)                                     1,000,000    1,059,570
 Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                            1,270,000    1,357,071
 Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                    4,875,000    5,070,000
 Mounds View Independent School
   District #621
   5.00% 2/1/20 (MBIA)                                    2,970,000    3,142,290
   5.375% 2/1/24 (FGIC)                                   6,170,000    6,629,851
 Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)                            3,570,000    3,756,068
 Robbinsdale Independent School
   District #281 5.00% 2/1/21 (FSA)                       1,310,000    1,378,277
+Rockford Independent School
   District #883, Inverse Floater ROLs
   Series II-R-30-B 9.748% 2/1/21 (FSA)                   1,605,000    1,948,245
#Rosemount Independent School
   District #196 Series B
   5.80% 4/1/09 (FSA)                                     1,860,000    1,623,445
   5.85% 4/1/10 (FSA)                                     2,240,000    1,866,704
#Sauk Rapids Independent School
   District #047 Series B
   5.983% 2/1/15 (FSA)                                    2,700,000    1,677,888
   6.083% 2/1/17 (FSA)                                    2,245,000    1,234,750
+South Washington County Independent
   School District #833
   Inverse Floater ROLs
   9.748% 2/1/20 Series II-R-34-A (MBIA)                  3,440,000    4,175,678
   9.748% 2/1/21 Series II-R-34-B (MBIA)                  3,645,000    4,424,520
 St. Michael Independent School
   District #885
   5.00% 2/1/20 (FSA)                                     1,970,000    2,084,280
   5.00% 2/1/27 (FSA)                                     3,435,000    3,523,005
                                                                     -----------
                                                                      46,068,248
                                                                     -----------
 Single Family Housing Revenue Bonds - 0.38%
  Dakota County Housing &
   Redevelopment Authority Single
   Family Mortgage Revenue
   5.85% 10/1/30 (GNMA)(FNMA)(AMT)                          844,000      866,940
   6.70% 10/1/17 (FNMA)                                     100,000      102,171
                                                                     -----------
                                                                         969,111
                                                                     -----------
 State General Obligation Bonds - 2.30%
  Minnesota State 5.00% 11/1/20 (FSA)                     5,500,000    5,839,020
                                                                     -----------
                                                                       5,839,020
                                                                     -----------

STATEMENTS                              DELAWARE TAX-FREE MINNESOTA INSURED FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal      Market
                                                        Amount        Value

MUNICIPAL BONDS (CONTINUED)
Territorial Revenue Bonds - 1.18%
 Puerto Rico Electric Power Authority
  Power Revenue Series GG
  4.75% 7/1/21 (FSA)                               $  1,000,000     $  1,033,340
 Puerto Rico Electric Power Authority
  Series OO 5.00% 7/1/13 (CIFG)                       1,750,000        1,947,190
                                                                    ------------
                                                                       2,980,530
                                                                    ------------
Total Municipal Bonds
 (cost $228,631,520)                                                 245,410,751
                                                                    ------------


                                                  Number of/Principal
                                                    Shares / Amount

SHORT-TERM INVESTMENTS - 2.07%
  Money Market -- 0.49%
   Federated Minnesota Municipal Cash Trust              1,239,181     1,239,181
                                                                    ------------
**Variable Rate Demand Notes - 1.58%
  Minneapolis Library 1.17% 12/1/32
   (SPA, Dexia Credit Local)                             4,000,000     4,000,000
                                                                    ------------
                                                                       4,000,000
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
 (cost $5,239,181)                                                     5,239,181
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 98.93%
 (cost $233,870,701)                                                 250,649,932
RECEIVABLES AND OTHER ASSETS NET
 OF LIABILITIES - 1.07%                                                2,712,921
                                                                    ------------
NET ASSETS APPLICABLE TO 22,997,741 SHARES
 OUTSTANDING - 100.00%                                              $253,362,853
                                                                    ============

Net Asset Value - Delaware Tax-Free
 Minnesota Insured Fund Class A
 ($227,017,699 / 20,606,794 Shares)                                       $11.02
                                                                          ------
Net Asset Value - Delaware Tax-Free
 Minnesota Insured Fund Class B
 ($14,316,734 / 1,300,609 Shares)                                         $11.01
                                                                          ------
Net Asset Value - Delaware Tax-Free
 Minnesota Insured Fund Class C
 ($12,028,420 / 1,090,338 Shares)                                         $11.03
                                                                          ------

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004++:
 Shares of beneficial interest
 (unlimited authorization - no par)                                 $235,136,412
Accumulated net realized gain on investments                           1,447,210
Net unrealized appreciation of investments                            16,779,231
                                                                    ------------
Total net assets                                                    $253,362,853
                                                                    ============

* For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
**  The interest rate shown is the rate as of August 31, 2004.
+ An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.
++ See Note 4 in "Notes to Financial Statements" for details of reclassification of components of net assets.
# Zero coupon bond. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
Ambac - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association MBIA - Insured by the Municipal Bond Insurance Association ROLs - Residual Option Longs SPA - Stand-by Purchase Agreement

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE MINNESOTA INSURED FUND
Net asset value Class A (A)                                   $11.02
Sales charge (4.50% of offering price or 4.72% of
amount invested per share) (B)                                  0.52
                                                              ------
Offering price                                                $11.54
                                                              ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF OPERATIONS                          Year Ended August 31, 2004




                                    Delaware
                               Tax-Free Minnesota
                                  Insured Fund

INVESTMENT INCOME:
  Interest                                                          $13,663,495
                                                                    -----------

EXPENSES:
  Management fees                                                     1,295,636
  Dividend disbursing and transfer agent fees and expenses              154,703
  Distribution expenses -- Class A                                      581,349
  Distribution expenses -- Class B                                      149,699
  Distribution expenses -- Class C                                      120,824
  Accounting and administration expenses                                 96,908
  Registration fees                                                      37,300
  Reports and statements to shareholders                                 19,024
  Legal and professional fees                                            38,732
  Custodian fees                                                         13,276
  Trustees' fees                                                         10,130
  Other                                                                  10,717
                                                                    -----------
                                                                      2,528,298
  Less expenses absorbed or waived                                           --
  Less waived distribution expenses -- Class A                               --
  Less expenses paid indirectly                                          (2,638)
                                                                    -----------
  Total expenses                                                      2,525,660
                                                                    -----------
NET INVESTMENT INCOME                                                11,137,835
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                             1,800,275
  Net change in unrealized appreciation/depreciation
    of investments                                                    4,773,712
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       6,573,987
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $17,711,822
                                                                    ===========

See accompanying notes

STATEMENTS                               DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  OF CHANGES IN NET ASSETS


                                                                                      Delaware Tax-Free Minnesota
                                                                                              Insured Fund

                                                                                               Year Ended
                                                                                       8/31/04            8/31/03
                                                                                    ------------       ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                             $ 11,137,835       $ 11,803,673
  Net realized gain on investments                                                     1,800,275          2,440,481
  Net change in unrealized appreciation/depreciation of investments                    4,773,712         (7,468,306)
                                                                                    ------------       ------------
  Net increase in net assets resulting from operations                                17,711,822          6,775,848
                                                                                    ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                          (10,192,697)
    Class B                                                                             (544,393)          (589,404)
    Class C                                                                             (438,367)          (348,888)

  Net realized gain on investments:
    Class A                                                                                   --                 --
    Class B                                                                                   --                 --
    Class C                                                                                   --                 --
                                                                                    ------------       ------------
                                                                                     (11,175,457)       (11,869,389)
                                                                                    ------------       ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                           12,638,625         14,811,513
    Class B                                                                            1,540,115          3,424,019
    Class C                                                                            2,017,231          6,800,660

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                            6,622,620          7,014,830
    Class B                                                                              408,614            430,103
    Class C                                                                              290,080            235,167
                                                                                    ------------       ------------
                                                                                      23,517,285         32,716,292
                                                                                    ------------       ------------
  Cost of shares repurchased:
    Class A                                                                          (29,823,120)       (25,326,599)
    Class B                                                                           (3,681,102)        (2,239,993)
    Class C                                                                           (2,538,003)          (892,572)
                                                                                    ------------       ------------
                                                                                     (36,042,225)       (28,459,164)
                                                                                    ------------       ------------
Increase (decrease) in net assets derived from capital share transactions            (12,524,940)         4,257,128
                                                                                    ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                 (5,988,575)          (836,413)

NET ASSETS:
  Beginning of year                                                                  259,351,428        260,187,841
                                                                                    ------------       ------------
  End of year                                                                       $253,362,853       $259,351,428
                                                                                    ============       ============
  Distributions in excess of net investment income                                            --                 --

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Minnesota Insured Fund Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03     8/31/02(1)   8/31/01      8/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.740     $10.940      $10.900     $10.480      $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.479       0.498        0.514       0.514        0.507
Net realized and unrealized gain (loss) on investments          0.282      (0.197)       0.038       0.421       (0.041)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.761       0.301        0.552       0.935        0.466
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.481)     (0.501)      (0.512)     (0.515)      (0.506)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.481)     (0.501)      (0.512)     (0.515)      (0.506)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.020     $10.740      $10.940     $10.900      $10.480
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 7.20%       2.75%        5.25%       9.14%        4.63%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $227,018    $231,738     $239,763    $242,716     $238,486
Ratio of expenses to average net assets                         0.89%       0.93%        0.96%       0.90%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.89%       0.93%        0.96%       0.90%        1.01%
Ratio of net investment income to average net assets            4.37%       4.52%        4.78%       4.82%        4.93%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.37%       4.52%        4.78%       4.82%        4.92%
Portfolio turnover                                                15%         30%          15%          7%          35%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Minnesota Insured Fund Class B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03     8/31/02(1)   8/31/01      8/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.730     $10.940      $10.890     $10.470      $10.510

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.397       0.415        0.433       0.434        0.431
Net realized and unrealized gain (loss) on investments          0.282      (0.207)       0.048       0.422       (0.042)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.679       0.208        0.481       0.856        0.389
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.399)     (0.418)      (0.431)     (0.436)      (0.429)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.399)     (0.418)      (0.431)     (0.436)      (0.429)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.010     $10.730      $10.940     $10.890      $10.470
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 6.41%       1.89%        4.56%       8.34%        3.86%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $14,317     $15,647      $14,341     $12,732      $10,491
Ratio of expenses to average net assets                         1.64%       1.68%        1.71%       1.65%        1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.68%        1.71%       1.65%        1.76%
Ratio of net investment income to average net assets            3.62%       3.77%        4.03%       4.07%        4.18%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.62%       3.77%        4.03%       4.07%        4.17%
Portfolio turnover                                                15%         30%          15%          7%          35%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware Tax-Free Minnesota Insured Fund Class C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              8/31/04     8/31/03     8/31/02(1)   8/31/01      8/31/00

NET ASSET VALUE, BEGINNING OF PERIOD                          $10.750     $10.950      $10.910     $10.480      $10.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.396       0.414        0.433       0.434        0.431
Net realized and unrealized gain (loss) on investments          0.282      (0.197)       0.038       0.432       (0.042)
                                                              -------     -------      -------     -------      -------
Total from investment operations                                0.678       0.217        0.471       0.866        0.389
                                                              -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.398)     (0.417)      (0.431)     (0.436)      (0.429)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.398)     (0.417)      (0.431)     (0.436)      (0.429)
                                                              -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $11.030     $10.750      $10.950     $10.910      $10.480
                                                              =======     =======      =======     =======      =======

TOTAL RETURN(2)                                                 6.39%       1.97%        4.46%       8.42%        3.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $12,028     $11,966       $6,083      $4,265       $3,615
Ratio of expenses to average net assets                         1.64%       1.68%        1.71%       1.65%        1.75%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       1.64%       1.68%        1.71%       1.65%        1.76%
Ratio of net investment income to average net assets            3.62%       3.77%        4.03%       4.07%        4.18%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            3.62%       3.77%        4.03%       4.07%        4.17%
Portfolio turnover                                                15%         30%          15%          7%          35%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities as an adjustment to interest income. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect this change in accounting.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS                August 31, 2004


Voyageur Mutual Funds (a "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Insured Funds (a "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (a "Trust") is organized as a Delaware business trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (a "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and with a front-end sales charge of up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees.

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Funds were paid through commission arrangements with brokers. In addition, the Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding expense offset shown as "expenses paid indirectly". The amounts of these expenses for the year ended August 31, 2004 were as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Commission reimbursements                         $2,105
Earnings credits                                     533

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
On the first $500 million                           0.500%
On the next $500 million                            0.475%
On the next $1.5 billion                            0.450%
In excess of $2.5 billion                           0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
The operating expense limitation
  as a percentage of average daily
  net assets (per annum)                             0.75%
Expiration date                                   10/31/04
Effective November 1, 2004 the
  operating expense limitation as
  a percentage of average daily
  net assets (per annum)                             0.64%
Expiration date                                   10/31/05

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares for all Funds. DDLP has contracted to waive distribution fees through October 31, 2005 in order to prevent distribution fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free Minnesota Intermediate Fund.

At August 31, 2004, each Fund had receivables from or liabilities payable to affiliates as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Investment management
fee payable to DMC                                 $16,690
Dividend disbursing,
transfer agent fees,
accounting and administration fees
and expenses payable to DSC                         19,534
Other expenses payable to
DMC and affiliates*                                  4,923
Receivable from DMC under
expense limitation agreement                            --

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including in-house legal services provided to each Fund by DMC employees. For the year ended August 31, 2004, each Fund had costs as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
                                                   $13,182

For the year ended August 31, 2004, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
                                                   $38,071
Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

3. Investments
For the year ended August 31, 2004, the Funds made purchases and sales of investment securities as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Purchases other than
  short-term investments                         $37,959,557
Sales other than
  short-term investments                          51,541,266

At August 31, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Cost of investments                              $233,535,319
                                                 ============
Aggregate unrealized appreciation                $ 17,358,132
Aggregate unrealized depreciation                    (243,520)
                                                 ------------
Net unrealized appreciation                      $ 17,114,612
                                                 ============

4.  DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended August 31, 2004 and 2003 was as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Year ended 8/31/04
------------------
Tax-exempt income                                $11,175,457
Ordinary Income                                           --
Long-term capital gain                                    --
                                                 -----------
Total                                            $11,175,457
                                                 ===========
Year ended 8/31/03
------------------
Tax-exempt income                                $11,869,389
Long-term capital gain                                    --
                                                 -----------
Total                                            $11,869,389
                                                 ===========

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of August 31, 2004, the components of net assets on a tax basis were as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Shares of beneficial interest                    $235,136,412
Undistributed tax-exempt income
Undistributed long-term capital gain                1,111,829
Capital loss carryforwards                                 --
Unrealized appreciation of investments             17,114,612
                                                 ------------
Net assets                                       $253,362,853
                                                 ============

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended August 31, 2004, the following permanent reclassifications were recorded. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
Undistributed (accumulated) net
investment income (loss)                           $37,622
Accumulated realized gain (loss)                   (37,622)
Paid-in capital                                         --

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                              Delaware Tax-Free
                                                  Minnesota
                                                Insured Fund
                                              -----------------
2005                                                   $    4,334
2006                                                          648
2007                                                          369
2008                                                      201,822
2009                                                    1,267,552
2010                                                       57,521
2011                                                      243,334
2012                                                      684,248
                                                       ----------
Total                                                  $2,459,828
                                                       ==========

For the year ended August 31, 2004, the Funds had capital loss carryforwards that were utilized as follows:

Delaware Tax-Free Minnesota Insured Fund                 $716,681

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


5.  CAPITAL SHARES
Transactions in capital shares were as follows:

                                               Delaware Tax-Free
                                                   Minnesota
                                                 Insured Fund
                                            ----------------------
                                                  Year Ended
                                              8/31/04      8/31/03
Shares sold:
  Class A                                   1,150,773    1,341,420
  Class B                                     140,969      310,624
  Class C                                     184,070      617,494

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                     604,266      639,816
  Class B                                      37,314       39,247
  Class C                                      26,432       21,407
                                           ----------   ----------
                                            2,143,824    2,970,008
                                           ----------   ----------
Shares repurchased:
  Class A                                  (2,725,207)  (2,313,055)
  Class B                                    (335,649)    (203,283)
  Class C                                    (232,963)     (81,525)
                                           ----------   ----------
                                           (3,293,819)  (2,597,863)
                                           ----------   ----------
Net increase (decrease)                    (1,149,995)     372,145
                                           ==========   ==========

For the years ended August 31, 2004 and August 31, 2003, the following shares and values were converted from Class B to Class A. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

                                                       Year Ended                              Year Ended
                                                         8/31/04                                8/31/03
                                             --------------------------------      -------------------------------
                                             Class B     Class A                   Class B      Class A
                                             shares      shares       Amount       shares       shares     Amount
                                             -------     -------    ---------      ------       ------     -------
Delaware Tax-Free Minnesota Insured Fund     174,818     174,712    1,927,930      26,832       26,812     301,869

NOTES                                    DELAWARE MINNESOTA MUNICIPAL BOND FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)


6.  LINE OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of August 31, 2004 or at any time during the year.

7.  CREDIT AND MARKET RISK
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Statement of Net Assets.

8.  CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2004, each Fund designates distributions paid during the year as follows:

                                                            (A)            (B)
                                                         Long-Term      Ordinary         (C)            (D)
                                                       Capital Gains     Income       Tax Exempt       Total
                                                       Distributions  Distributions  Distributions  Distributions
                                                        (Tax Basis)    (Tax Basis)    (Tax Basis)    (Tax Basis)
                                                       -------------  -------------  -------------  -------------
Delaware Tax-Free Minnesota Insured Fund                    --             --             100%           100%

(A), (B), and (C) are based on a percentage of each Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Trustees

Voyageur Tax Free Funds - Delaware Tax-Free Minnesota Fund
Voyageur Insured Funds - Delaware Tax-Free Minnesota Insured Fund
Voyageur Intermediate Tax Free Funds - Delaware Tax-Free Minnesota
  Intermediate Fund
Voyageur Mutual Funds - Delaware Minnesota High-Yield Municipal Bond Fund

We have audited the accompanying statements of net assets of Voyageur Tax Free Funds (comprised of Delaware Tax-Free Minnesota Fund), Delaware Tax-Free Minnesota Insured Fund (one of the series constituting Voyageur Insured Funds), Voyageur Intermediate Tax Free Funds (comprised of Delaware Tax-Free Minnesota Intermediate Fund) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (the "Funds") as of August 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Minnesota Fund of Voyageur Tax Free Funds, the Delaware Tax-Free Minnesota Insured Fund of Voyageur Insured Funds, the Delaware Tax-Free Minnesota Intermediate Fund of Voyageur Intermediate Tax Free Funds, and the Delaware Minnesota High-Yield Municipal Bond Fund of Voyageur Mutual Funds at August 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.


                                                               Ernst & Young LLP

Philadelphia, Pennsylvania
October 4, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                  NUMBER OF               OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND      DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN          HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS        OR OFFICER             OF OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

   JUDE T. DRISCOLL(2)         Chairman and          4 Years -           Since August 2000,             77               None
   2005 Market Street            Trustee(4)      Executive Officer   Mr. Driscoll has served in
    Philadelphia, PA                                                various executive capacities
       19103                                       Trustee since        at different times at
                                                   May 15, 2003        Delaware Investments(1)
   March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

   WALTER P. BABICH              Trustee              16 Years              Board Chairman -            94               None
   2005 Market Street                                                 Citadel Constructors, Inc.
   Philadelphia, PA                                                        (1989 - Present)
        19103

   October 1, 1927


   JOHN H. DURHAM                Trustee             25 Years(3)           Private Investor             94       Trustee - Abington
  2005 Market Street                                                                                              Memorial Hospital
  Philadelphia, PA
       19103

   August 7, 1937                                                                                               President/Director -
                                                                                                                 22 WR Corporation


   JOHN A. FRY                   Trustee(4)           3 Years                 President -               77            Director -
 2005 Market Street                                                    Franklin & Marshall College                 Community Health
 Philadelphia, PA                                                        (June 2002 - Present)                         Systems
      19103
                                                                        Executive Vice President -
                                                                        University of Pennsylvania
   May 28, 1960                                                          (April 1995 - June 2002)


  ANTHONY D. KNERR               Trustee              11 Years        Founder/Managing Director -       94               None
 2005 Market Street                                                   Anthony Knerr & Associates
  Philadelphia, PA                                                      (Strategic Consulting)
       19103                                                               (1990 - Present)

December 7, 1938

                                                                                                  NUMBER OF               OTHER
                                                                             PRINCIPAL        PORTFOLIOS IN FUND      DIRECTORSHIPS
   NAME,                      POSITION(S)                                   OCCUPATION(S)      COMPLEX OVERSEEN          HELD BY
  ADDRESS                      HELD WITH          LENGTH OF TIME               DURING        BY TRUSTEE/DIRECTOR    TRUSTEE/DIRECTOR
AND BIRTHDATE                   FUND(S)               SERVED                PAST 5 YEARS        OR OFFICER             OF OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN                  Trustee              15 Years     Treasurer/Chief Fiscal Officer -      94        Director and
 2005 Market Street                                                     National Gallery of Art                   Audit Committee
 Philadelphia, PA                                                           (1994 - 1999)                       Chairperson - Andy
      19103                                                                                                      Warhol Foundation

   November 1, 1940                                                                                                 Director -
                                                                                                                   Systemax Inc.


   THOMAS F. MADISON             Trustee              10 Years               President/Chief             94         Director -
   2005 Market Street                                                     Executive Officer -                     Banner Health
   Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                          (Small Business Investing                    Director -
                                                                            and Consulting)                     CenterPoint Energy
  February 25, 1936                                                     (January 1993 - Present)
                                                                                                                    Director -
                                                                                                                Digital River, Inc.

                                                                                                                Director - Rimage
                                                                                                                   Corporation

   JANET L. YEOMANS              Trustee              5 Years           Vice President/Mergers &         94            None
   2005 Market Street                                                 Acquisitions - 3M Corporation
   Philadelphia, PA                                                     (January 2003 - Present)
        19103
                                                                          Ms. Yeomans has held
   July 31, 1948                                                           various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

    JOSEPH H. HASTINGS          Executive           Executive        Mr. Hastings has served in          94            None(5)
    2005 Market Street       Vice President      Vice President     various executive capacities
     Philadelphia, PA              and                 and            at different times at
         19103               Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
    December 19, 1949                            August 21, 2003

   RICHELLE S. MAESTRO   Executive Vice President,  Chief Legal      Ms. Maestro has served in           94            None(5)
   2005 Market Street       Chief Legal Officer    Officer since    various executive capacities
    Philadelphia, PA          and Secretary        March 17, 2003     at different times at
       19103                                                          Delaware Investments.

   November 26, 1957

   MICHAEL P. BISHOF         Senior Vice President    8 Years          Mr. Bishof has served in          94            None(5)
   2005 Market Street            and Treasurer                       various executive capacities
    Philadelphia, PA                                                     at different times at
       19103                                                             Delaware Investments.

   August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies for each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                            AFFILIATED OFFICERS                         CONTACT INFORMATION
WALTER P. BABICH                             JUDE T. DRISCOLL                            INVESTMENT MANAGER
Board Chairman                               Chairman                                    Delaware Management Company
Citadel Construction Corporation             Delaware Investments Family of Funds        Philadelphia, PA
King of Prussia, PA                          Philadelphia, PA
                                                                                         INTERNATIONAL AFFILIATE
JOHN H. DURHAM                               JOSEPH H. HASTINGS                          Delaware International Advisers Ltd.
Private Investor                             Executive Vice President and                London, England
Gwynedd Valley, PA                           Chief Financial Officer
                                             Delaware Investments Family of Funds        NATIONAL DISTRIBUTOR
ANTHONY D. KNERR                             Philadelphia, PA                            Delaware Distributors, L.P.
Managing Director                                                                        Philadelphia, PA
Anthony Knerr & Associates                   RICHELLE S. MAESTRO
New York, NY                                 Executive Vice President,                   SHAREHOLDER SERVICING, DIVIDEND
                                             Chief Legal Officer and Secretary           DISBURSING AND TRANSFER AGENT
ANN R. LEVEN                                 Delaware Investments Family of Funds        Delaware Service Company, Inc.
Former Treasurer/Chief Fiscal Officer        Philadelphia, PA                            2005 Market Street
National Gallery of Art                                                                  Philadelphia, PA 19103-7094
Washington, DC                               MICHAEL P. BISHOF
                                             Senior Vice President and Treasurer         FOR SHAREHOLDERS
THOMAS F. MADISON                            Delaware Investments Family of Funds        800 523-1918
President and Chief Executive Officer        Philadelphia, PA
MLM Partners, Inc.                                                                       FOR SECURITIES DEALERS AND FINANCIAL
Minneapolis, MN                                                                          INSTITUTIONS REPRESENTATIVES ONLY
                                                                                         800 362-7500
JANET L. YEOMANS
Vice President/Mergers & Acquisitions                                                    WEB SITE
3M Corporation                                                                           www.delawareinvestments.com
St. Paul, MN

                                              |----------------------------------------------------------------------------------|
                                              | Each Fund files its complete schedule of portfolio holdings with the Securities  |
                                              | and Exchange Commission for the first and third quarters of each fiscal year on  |
                                              | Form N-Q. The Fund Forms N-Q, as well as a description of the policies and       |
                                              | procedures that each Fund uses to determine how to vote proxies (if any)         |
                                              | relating to portfolio securities is available without charge (i) upon request,   |
                                              | by calling 800 523-1918; (ii) on each Fund Web site at                           |
                                              | http://www.delawareinvestments.com; and (iii) on the Commission's Web site at    |
                                              | http://www.sec.gov. Each Fund Forms N-Q may be reviewed and copied at the        |
                                              | Commission's Public Reference Room in Washington, DC; information on the         |
                                              | operation of the Public Reference Room may be obtained by calling                |
                                              | 1-800-SEC-0330.                                                                  |
                                              |                                                                                  |
                                              | Information (if any) regarding how each Fund voted proxies relating to portfolio |
                                              | securities during the most recently disclosed 12-month period ended June 30 is   |
                                              | available without charge (i) through the Fund Web site at                        |
                                              | http://www.delawareinvestments.com; and (ii) on the Commission's Web site at     |
                                              | http://www.sec.gov.                                                              |
                                              |----------------------------------------------------------------------------------|



(8920)                                                                                                          Printed in the USA
AR-MNALL [9/04] IVES 10/04                                                                                                   J9819

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

      The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

      a. An understanding of generally accepted accounting principles and financial statements;

      b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

      c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

      d. An understanding of internal controls and procedures for financial reporting; and

      e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

      a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

      b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

      c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

      d. Other relevant experience.

      The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

      The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

      Ann R. Leven
      Thomas F. Madison
      Janet L. Yeomans(1)

Item 4.  Principal Accountant Fees and Services

      (a) Audit fees.
          -----------

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,020 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $22,970 for the fiscal year ended August 31, 2003.

      (b) Audit-related fees.
          -------------------

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $37,575 for the Registrant's fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

------------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $39,600 for the Registrant's fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds.

      (c) Tax fees.
          ---------

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $3,500 for the fiscal year ended August 31, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $2,500 for the fiscal year ended August 31, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and annual excise distribution calculations.

      The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (d) All other fees.
          ---------------

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2004.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2004.

      The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended August 31, 2003.

      The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended August 31, 2003.

      (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $216,315 and $174,000 for the Registrant's fiscal years ended August 31, 2004 and August 31, 2003, respectively.

      (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.    Audit Committee of Listed Registrants

           Not applicable.

Item 6.    Schedule of Investments

           Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

           Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

           Not applicable.

Item 9.    Submission of Matters to a Vote of Security Holders.

           Not applicable.

Item 10. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.   Exhibits

     (a)   (1)  Code of Ethics

                Not applicable.

           (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

           (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS


       Jude T. Driscoll
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  November 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


       Jude T. Driscoll
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  November 4, 2004


       Joseph H. Hastings
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  November 4, 2004